FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Fair Value Measurement
Schedule of fair value on recurring basis

The following table sets forth by level within the fair value hierarchy the Company’s derivative financial instruments that were accounted for at fair value on a recurring basis as of June 30, 2019:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value as of
Derivative Financial Instrument at September 30, 2018	$—	$(271,710)	$—	$(271,710)
Issuance of Derivative Financial Instruments	—	(3,521,907)	—	(3,521,907)
Derivative Financial Instrument at June 30, 2019	$—	$(3,917,008)	$—	$(3,917,008)

The following table sets forth by level within the fair value hierarchy GulfSlope Energy, Inc.’s liabilities that were accounted for at fair value on a recurring basis as of September 30, 2018 (no financial assets or liabilities were accounted for at fair value on a recurring basis as of September 30, 2017):

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Carrying
Description	(Level 1)	(Level 2)	(Level 3)	Value as of
	(In thousands)
Derivative Financial Instrument	$—	$(271,710)	$—	$(271,710)
Total as of Total as of September 30, 2018	$—	$(271,710)	$—	$(271,710)